Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

NOTE 23 – SUBSEQUENT EVENTS

Acquisition of vessels

On March 6, 2023, Navios Partners acquired from an unrelated third party, the Navios Felix, a previously chartered-in 2016-built scrubber-fitted Capesize vessel of 181,221 dwt for a contract price of $40,121.

On February 5, 2023, Navios Partners took delivery of the Navios Meridian, a 2023-built Panamax vessel of 82,010 dwt. (See Note 16 – Commitments and Contingencies).

Sale of vessels

On March 17, 2023, Navios Partners agreed to sell the Navios Libertas, a 2007-built Panamax vessel of 75,511 dwt, to an unrelated third party, for a sales price of $13,800. The sale is expected to be completed during the second quarter of 2023.

On February 6, 2023, Navios Partners agreed to sell the Serenitas N, a 2011-built Ultra-Handymax vessel of 56,644 dwt, to an unrelated third party, for a sales price of $12,250. The sale is expected to be completed during the second quarter of 2023.

On February 6, 2023, Navios Partners agreed to sell the Nave Photon, a 2008-built VLCC vessel of 297,395 dwt, to an unrelated third party, for a sales price of $53,000. The sale was completed on March 3, 2023.

On January 3, 2023, Navios Partners agreed to sell the Aurora N, a 2008-built LR1 Product Tanker vessel of 63,495 dwt, to an unrelated third party, for a sales price of $22,500. The sale is expected to be completed during the second quarter of 2023.

The aggregate gain on sale of the above vessels and the committed sales of the Navios Amaryllis, the Star N and the Nave Dorado (see Note 7 – Vessels, net) is expected to be approximately $44,433.

Financing arrangements

In February 2023, Navios Partners completed a $32,000 sale and leaseback transaction with an unrelated third party, in order to finance one drybulk vessel. The sale and leaseback transaction matures ten years from the date of the delivery of the vessel by the owners to the charterer and bears interest at Libor plus 200 bps per annum.

In February 2023, Navios Partners entered into a new credit facility with a commercial bank for a total amount of up to $161,600 in order to finance part of the contract price of four newbuilding container vessels, currently under construction. The credit facility matures ten years after drawdown and bears interest at SOFR plus 170 bps per annum.

SIGNATURES

The registrant herby certifies that it meets all of the requirements for filing on Form 20-F and that it has duly caused and authorized the undersigned to sign this annual report on its behalf.

NAVIOS MARITIME PARTNERS L.P.
By:	/s/ Angeliki Frangou
Angeliki Frangou
Chief Executive Officer

Date: March 24, 2023